Repurchase Agreements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Security	Dec. 31, 2018 USD ($) Security
Repurchase Agreements [Abstract]
Weighted average of remaining maturities days	42 days	38 days
Repurchase Agreement Characteristics, Remaining Maturities [Abstract]
Less than one month, repurchase agreements	$ 928,646	$ 776,666
One to three months, repurchase agreements	1,231,422	821,926
Greater than three months, repurchase agreements	177,570	0
Total repurchase agreements	$ 2,337,638	$ 1,598,592
Repurchase Agreement Characteristics, Weighted Average Rates [Abstract]
Less than one month, weighted average rate	2.24%	2.51%
One to three months, weighted average rate	1.94%	2.56%
Greater than three months, weighted average rate	1.98%	0.00%
Weighted average rate	2.06%	2.54%
Number of overnight or demand securities | Security	0	0